Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies,
Schedule of the Partnership's future minimum contracted lease payments

Period/ Year ending December 31,	Amount
2023 (period)	75,604
2024	158,168
2025	153,910
2026	155,508
2027 and thereafter	679,122
Total	$1,222,312